Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Matrix Advisors Dividend Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Matrix Advisors Dividend Fund
Account Value	$ 19,496	$ 16,885	$ 16,367	$ 16,413	$ 12,766	$ 13,050	$ 11,772	$ 10,841
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 29,354	23,567	19,705	22,046	15,658	14,565	13,191	11,533
Russell 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Account Value	$ 20,204	$ 17,871	$ 16,022	$ 17,194	$ 11,967	$ 13,127	$ 12,103	$ 11,335